Filed pursuant to Rule 497(a)

File No. 333-229337

Rule 482 AD

Oxford Square Capital Corp. Investor Presentation Quarter Ended September 30, 2019

Disclaimer This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Oxford Square Capital Corp. (“OXSQ” or the “Company”). This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Company. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Company’s public filings with the Securities and Exchange Commission. There is no guarantee that any of the estimates, targets or projections illustrated in this presentation will be achieved. Any references herein to any of the Company’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Company will be profitable or will equal the performance of these investments. The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXSQ makes no representation or warranty with respect to this information. Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Company’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which the Company’s expected returns are based. In many instances, the Company will not determine the timing or manner of sale of the Company’s portfolio companies. Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. OXSQ undertakes no duty to update any forward-looking statements made herein, except as may be required by law. 2

Financial Highlights ($ per share) 1 Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 GAAP net investment income $ 0.19 $ 0.27 $ 0.18 $ 0.18 $ 0.18 Distributions declared and paid $ 0.20 $ 0.20 $ 0.20 $ 0.20 $ 0.20 Net realized (losses) gains $ (0.01) $ (0.00) $ (0.03) $ (0.06) $ 0.00 Net unrealized (losses) gains $ (0.87) $ (0.43) $ 0.12 $ (0.82) $ (0.05) Net (decrease) increase in net assets resulting from operations $ (0.69) $ (0.16) $ 0.27 $ (0.71) $ 0.13 Net asset value $ 5.42 $ 6.31 $ 6.67 $ 6.60 $ 7.49 ($ in millions) Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 Total fair value of investments $ 398.4 $ 447.8 $ 448.6 $ 445.0 $ 505.4 Number of portfolio investments 65 67 65 70 73 Net assets $ 259.0 $ 300.8 $ 317.9 $ 314.7 $ 368.3 Debt outstanding at carrying value $ 154.0 $ 158.8 $ 140.0 $ 148.2 $ 150.1 Debt to equity 0.59x 0.53x 0.44x 0.47x 0.41x Note: Certain figures may not tie to financial statements due to rounding. 1. Per share amounts based on weighted average shares outstanding for the respective quarter presented. 3

Summary Portfolio Highlights Portfolio Activity ($ in millions) Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 New investments $ - $ 46.4 $ 4.4 $ 39.2 $ 91.8 Exits 4.9 30.9 4.0 49.4 36.3 Net investment activity $ (4.9) $ 15.5 $ 0.4 $ (10.2) $ 55.5 Weighted average yield of debt investments at current cost1 9.7% 10.0% 9.8% 9.7% 9.4% Weighted average effective yield of CLO equity investments at current cost 11.9% 13.1% 14.6% 15.6% 14.8% Weighted average yield of total investments at current cost 10.6% 11.3% 11.7% 12.2% 11.7% Weighted average cash distribution yield of debt investments at current cost2 9.4% 9.4% 9.7% 9.3% 8.8% Weighted average cash distribution yield of cash income producing CLO equity investments at current cost 19.9% 19.9% 18.4% 17.4% 18.6% Weighted average cash yield of cash income producing securities at current cost 13.5% 13.5% 13.0% 12.7% 12.2% Total Investments by Asset Type3,4 Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 First-lien secured debt 27% 25% 26% 28% 25% Second-lien secured debt 39% 36% 36% 36% 33% CLO equity 33% 36% 34% 33% 38% CLO debt <1% <1% <1% <1% 1% Other5 2% 3% 4% 3% 4% Note: Certain figures may not tie to financial statements due to rounding. 1. Includes non-cash amortization of OID. 2. Represents the cash interest received in the respective quarter annualized and divided by the average of the total cost basis (exclusive of OID accretion) of debt investments outstanding at the beginning and end of such respective quarter. 3. As a percentage of total portfolio fair value as of quarter end. Excludes cash and equivalents. 4. Due to rounding, totals may not add up to 100%. 5. “Other” includes common stock and preferred equity. 4

CLO Equity Investment Highlights ($ in millions) Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 Cash income producing CLO equity at original cost1 $ 206.2 $ 201.5 $ 188.4 $ 201.4 $ 160.9 Non-cash income producing CLO equity at original cost2,3 17.6 23.6 9.9 4.2 55.1 Total CLO Equity $ 223.8 $ 225.1 $ 198.4 $ 205.6 $ 215.9 Breakdown of Non-cash Income Producing CLO Equity as of September 30, 20192 ($ in millions) Inaugural distribution payment by Q4-19 $ 17.6 Inaugural distribution payment by Q1-20 - Inaugural distribution payment by Q2-20 -Total non-cash income producing CLO equity at original cost $ 17.6 Note: Certain figures may not tie due to rounding. 1. Includes CLO equity investments which made a distribution payment to OXSQ during the quarter and investments that were fully or partially sold before quarter end. Excludes called deals. 2. Represents the amount of CLO equity investments purchased in either the primary or secondary market which did not make a distribution payment to OXSQ during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment. 3. Does not include CLO positions which had either partial or full interest diversion. For the quarter ending September 30, 2019, OXSQ’s CLO portfolio had interest diversion of $199,515. 5

CLO Portfolio Summary OXSQ CLO Portfolio Information As of September 30, 2019 Weighted Junior Tranche Interest Diversion Weighted Weighted CLO Vintage Non-Call Reinvestment AAA Spread Average CLO Equity Positions Tranche Type Overcollateralization Overcollateralization Average Portfolio Average Rating Diversity Score* Year1 Period End* Period End* (L+)* Portfolio Life Cushion* Cushion* Spread* Factor* (Years)* CLO Equity Position #1 2014 CLO Equity Callable July-18 0.92% 5.96% 4.96% 3.61% 3407 38 3.58 CLO Equity Position #2 2014 CLO Equity Callable October-18 1.22% 0.02% NA 3.34% 3118 53 3.36 CLO Equity Position #3 2012 CLO Equity Callable January-19 0.88% 0.82% NA 3.43% 3160 59 3.57 CLO Equity Position #4 2015 CLO Equity Callable April-19 0.82% 3.38% 2.38% 3.75% 2885 110 4.55 CLO Equity Position #5 2013 CLO Equity Callable July-19 1.30% 0.22% -0.28% 3.98% 2947 56 4.26 CLO Equity Position #6 2014 CLO Equity Callable April-20 0.88% 3.63% 2.63% 3.77% 2821 113 4.75 CLO Equity Position #7 2014 CLO Equity Callable April-20 0.99% 1.16% -0.07% 4.14% NA 64 4.23 CLO Equity Position #8 2013 CLO Equity Callable January-21 0.89% 4.25% 3.75% 3.55% 2948 85 4.83 CLO Equity Position #9 2015 CLO Equity Callable January-21 1.25% 5.48% 4.42% 3.55% 2977 74 4.66 CLO Equity Position #10 2016 CLO Equity October-19 February-21 1.09% 4.05% 3.05% 3.32% 2929 82 4.66 CLO Equity Position #11 2013 CLO Equity Callable June-21 1.23% 4.27% 3.27% 3.33% NA NA 4.64 CLO Equity Position #12 2017 CLO Equity Callable July-21 1.38% 4.12% 3.12% 4.06% 2979 96 4.99 CLO Equity Position #13 2016 CLO Equity Callable July-21 1.55% 5.45% 4.45% 3.66% 2775 75 4.73 CLO Equity Position #14 2013 CLO Equity Callable August-21 1.25% 2.08% 1.08% 3.78% 2764 110 4.75 CLO Equity Position #15 2013 CLO Equity October-19 October-21 1.53% 2.56% 1.06% 4.68% 3831 58 4.04 CLO Equity Position #16 2013 CLO Equity January-20 January-22 1.23% 1.74% 0.64% 4.14% 2959 63 4.25 CLO Equity Position #17 2017 CLO Equity Callable July-22 1.28% 4.72% 3.72% 3.75% 2787 75 4.98 CLO Equity Position #18 2013 CLO Equity November-19 November-22 1.19% 3.68% 2.62% 3.35% 2749 92 4.54 CLO Equity Position #19 2015 CLO Equity January-20 January-23 0.99% 2.47% 1.50% 3.41% 2802 81 4.83 CLO Equity Position #20 2019 CLO Equity May-21 April-23 1.51% 4.40% 3.40% 4.21% 2801 85 5.13 CLO Equity Position #21 2012 CLO Equity April-20 April-23 1.01% 4.11% 3.04% 3.34% 2704 95 4.39 CLO Equity Position #22 2018 CLO Equity July-20 July-23 1.09% 4.42% 3.35% 3.26% 2902 79 4.87 CLO Equity Position #23 2018 CLO Equity July-20 July-23 1.12% 3.69% 3.19% 3.62% 2791 81 5.29 CLO Equity Position #24 2018 CLO Equity July-20 July-23 1.10% 4.55% 3.55% 3.58% 2806 76 5.22 CLO Equity Position #25 2014 CLO Equity October-20 October-23 1.14% 2.12% 1.62% 3.49% 2745 84 4.90 CLO Equity Position #26 2014 CLO Equity October-20 October-23 1.21% 5.99% 3.99% 3.51% 2908 85 4.48 Subtotal (Fair Value) $127,956,030 4 January-22 2 1.25%2 3.93%2 3.24%2 3.79%2 2907 2,3 77 2 4.71 2 Weighted Junior Tranche Reinvestment Weighted Weighted CLO Vintage Non-Call Reinvestment AAA Spread Average CLO Debt Positions Tranche Type Overcollateralization Overcollateralization Average Portfolio Average Rating Diversity Score* Year1 Period End* Period End* (L+)* Portfolio Life Cushion* Cushion* Spread* Factor* (Years)* CLO Debt Position #1 2018 CLO Debt July-20 July-23 1.09% 4.42% 3.35% 3.26% 29023 79 4.87 Subtotal (Fair Value) $865,600 Total (Fair Value) $128,821,6304 January-222 1. Year in which the deal was initially issued prior to any related refinancings and/or resets. 2. Shown on a weighted average basis (based on Fair Value). 3. Weighted Average Rating Factor Score of 2907 and 2902, for OXSQ’s CLO equity and debt tranche positions, respectively, are equivalent to a Moody’s corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490). 4. Excludes called deals and CLO equity side letter related investments. 6 * Source: As reported by Intex.

Investment Portfolio $398.4 million portfolio composed of 65 portfolio investments1 Average investment by fair value represents 1.5% of total portfolio Top 10 portfolio investments by fair value represent 40.62% of total portfolio2 Total Investments by Asset Type1 Corporate Loan Portfolio by Industry1,4 CLO Other3 2.1% 2.0% Debt 1.9% 0.2% Business Services 4.7% 3.8% Software CLO 24.3% Healthcare Equity First- 4.9% 32.6% Lien Financial Intermediaries 26.5% 6.2% Telecommunications Services Logistics 8.1% Second- Utilities Lien Diversified Insurance 38.7% Aerospace and Defense 22.8% 21.1% Education 65.3% of OXSQ’s investments are in senior secured debt1 1. At fair value as of 9/30/19. Due to rounding, totals may not add up to 100%. Excludes cash and equivalents. 2. Does not combine different investments in the same company or CLO vehicle. 3. “Other” includes common stock and preferred equity. 4. Excludes CLO equity and CLO debt investments. 7

QualityPortfolio OXSQ’sdebtportfoliohasaweighted-averageinternalcreditgradeof2.21 Closer monitoring is required. Full repayment of the outstanding amount of OXSQ’s cost basis and interest is expected for the specific tranche. A loss of interest income has occurred or is expected to occur and in most cases, the investment is placed on non-accrual status. Full repayment of the outstanding amount of OXSQ’s cost basis is expected for the specific tranche. Company is ahead of expectations and/or outperforming financial covenant requirements of the specific tranche and this trend is expected to continue. Grade 1 Grade 2 Grade 3 Grade 4 Grade 5 Portfolio Grading 1.At fair value as of 9/30/19. Full repayment of the outstanding amount of OXSQ’s cost basis and interest is expected for the specific tranche. Full repayment of the outstanding amount of OXSQ’s cost basis is not expected for the specific tranche and the investment is placed on non-accrual status.84.5% 14.6% 0.9%8

Investments on Non-Accrual Status ($ in millions) Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 Non-accrual investments at current cost $ 9.8 $ 0.0 $ 0.0 $ 0.0 $ 0.0 Non-accrual investments at fair value $ 2.4 $ 0.0 $ 0.0 $ 0.0 $ 0.0 Non-accrual investments at fair value / total investment portfolio at fair value 0.6% 0.0% 0.0% 0.0% 0.0% 9

Outstanding Debt ($ in thousands) Principal Amount1 Carrying Value1 Cost of Debt Maturity Credit Facility $ 47,846 $ 47,808 L + 2.25%2 Jun-20 Unsecured Notes due 2024 $ 64,370 $ 62,908 6.50% Mar-24 Unsecured Notes due 2026 $ 44,791 $ 43,257 6.25% Apr-26 Total Debt $ 157,007 $ 153,973 Total Equity $ 258,960 Debt to Equity 0.59x Note: Certain figures may not tie to financial statements due to rounding. 1. As of 9/30/19. 2. Pricing under the Facility is based on 3-month LIBOR. 10

Quarterly Balance Sheet As of ($ in millions, except per share) 9/30/2019 6/30/2019 3/31/2019 12/31/2018 9/30/2018 Assets Total investments at fair value $ 398.4 $ 447.8 $ 448.6 $ 445.0 $ 505.4 Cash and cash equivalents 8.9 10.3 10.1 13.9 8.6 Restricted cash 2.5 2.3 2.4 3.2 3.5 Securities sold not settled - - - - -Other assets 5.9 4.9 5.0 5.1 5.2 Total Assets $ 415.8 $ 465.3 $ 466.1 $ 467.1 $ 522.7 Liabilities and Net Assets Debt $ 154.0 $ 158.8 $ 140.0 $ 148.2 $ 150.1 Securities purchased not settled - - 4.4 - -Investment advisory and incentive fee payable 1.7 4.2 2.8 3.2 3.4 Interest payable 0.7 1.0 0.3 0.5 0.4 Other liabilities 0.4 0.4 0.6 0.5 0.6 Total Liabilities 156.8 164.5 148.2 152.4 154.5 Total Net Assets 259.0 300.8 317.9 314.7 368.3 Total Liabilities and Net Assets $ 415.8 $ 465.3 $ 466.1 $ 467.1 $ 522.7 Net Asset Value per Share $ 5.42 $ 6.31 $ 6.67 $ 6.60 $ 7.49 Debt to Equity 0.59x 0.53x 0.44x 0.47x 0.41x Note: Certain numbers may not foot or tie to financial statements due to rounding. 11

Quarterly Income Statement For the three months ended ($ in millions, except per share) 9/30/2019 6/30/2019 3/31/2019 12/31/2018 9/30/2018 Investment Income Interest income $ 7.1 $ 7.4 $ 7.2 $ 7.0 $ 6.5 Dividend income - PIK 0.7 6.3 - - -Income from Securitization Vehicles 6.1 6.6 6.8 7.7 7.2 Fee and other income 0.2 0.5 0.2 0.4 1.5 Total Investment Income 14.1 20.9 14.2 15.2 15.2 Expenses Interest and other debt financing expenses 2.5 2.8 2.1 2.5 2.3 Investment advisory fees 1.7 1.9 1.6 2.1 1.8 Net investment income incentive fees - 2.4 1.2 1.2 1.6 Other operating expenses 0.9 1.1 0.9 0.9 0.9 Total Expenses 5.1 8.1 5.9 6.7 6.6 Net Investment Income 8.9 12.8 8.4 8.5 8.6 Net Gain (Loss) on Investments Net change in unrealized (depreciation) appreciation on investments (41.6) (20.3) 5.7 (39.8) (2.3) Net realized (loss) gain on investments (0.4) (0.0) (1.3) (2.8) 0.2 Net (loss) gain on investments (42.0) (20.3) 4.4 (42.6) (2.1) Net (decrease) increase in Net Assets resulting from operations $ (33.1) $ (7.5) $ 12.7 $ (34.1) $ 6.5 Per Share GAAP net investment income $ 0.19 $ 0.27 $ 0.18 $ 0.18 $ 0.18 Distributions declared and paid $ 0.20 $ 0.20 $ 0.20 $ 0.20 $ 0.20 Weighted average common shares outstanding (in millions) 47.7 47.7 47.7 48.2 49.2 Common shares outstanding at end of period (in millions) 47.8 47.7 47.7 47.7 49.1 Note: Certain numbers may not foot or tie to financial statements due to rounding. 12

Corporate Information Board of Directors Fiscal Year End Executive Corporate Officers Independent December 31 Jonathan H. Cohen Board Member and Chief Executive Officer Steven P. Novak - Chairman Saul B. Rosenthal President and Chief Operating Officer Richard W. Neu Independent Audit Firm Bruce L. Rubin Chief Financial Officer George "Chip" Stelljes III PricewaterhouseCoopers LLP Jerry Cummins Chief Compliance Officer Non-Independent Jonathan H. Cohen Corporate Counsel Charles M. Royce Eversheds Sutherland (US) LLP Corporate Offices Transfer Agent 8 Sound Shore Drive Computershare Trust Company, N.A Suite 255 Tel: 1-877-498-8861 / www.computershare.com Greenwich, CT 06830 Securities Listing Corporate Website Common Stock: www.oxfordsquarecapital.com "OXSQ" - NasdaqGS Notes: Investor Relations "OXSQL" - NasdaqGS Bruce L. Rubin "OXSQZ" - NasdaqGS Oxford Square Capital Corp. Tel: (203) 983-5280 ir@oxfordfunds.com 13